Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The following information replaces the existing tables for Xtrackers USD High Yield Corporate Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Xtrackers USD High Yield Corporate Bond ETF

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Bryan Richards	$1 – $10,000
Brandon Matsui	$1 – $10,000
Ben Spalding	$0
Deepak Yadav	$0

Xtrackers Short Duration High Yield Bond ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Bryan Richards	$0
Brandon Matsui	$0
Ben Spalding	$0
Deepak Yadav	$0

Xtrackers High Beta High Yield Bond ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Bryan Richards	$0
Brandon Matsui	$0
Ben Spalding	$0
Deepak Yadav	$0

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Xtrackers Low Beta High Yield Bond ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Bryan Richards	$0
Brandon Matsui	$0
Ben Spalding	$0
Deepak Yadav	$0

Conflicts of Interest

Xtrackers USD High Yield Corporate Bond ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Bryan Richards	32	$13,392,356,357	0	$0
Brandon Matsui	8	$1,773,086,997	0	$0
Ben Spalding	8	$1,773,086,997	0	$0
Deepak Yadav	8	$1,773,086,997	0	$0

Xtrackers Short Duration High Yield Bond ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Bryan Richards	32	$16,921,135,027	0	$0
Brandon Matsui	8	$5,301,865,667	0	$0
Ben Spalding	8	$5,301,865,667	0	$0
Deepak Yadav	8	$5,301,865,667	0	$0

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Xtrackers High Beta High Yield Bond ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Bryan Richards	32	$16,995,249,728	0	$0
Brandon Matsui	8	$5,375,980,369	0	$0
Ben Spalding	8	$5,375,980,369	0	$0
Deepak Yadav	8	$5,375,980,369	0	$0

Xtrackers Low Beta High Yield Bond ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Bryan Richards	32	$15,566,573,597	0	$0
Brandon Matsui	8	$3,947,304,237	0	$0
Ben Spalding	8	$3,947,304,237	0	$0
Deepak Yadav	8	$3,947,304,237	0	$0

Xtrackers USD High Yield Corporate Bond ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Bryan Richards	0	$0	0	$0
Brandon Matsui	0	$0	0	$0
Ben Spalding	0	$0	0	$0
Deepak Yadav	0	$0	0	$0

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Xtrackers Short Duration High Yield Bond ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Bryan Richards	0	$0	0	$0
Brandon Matsui	0	$0	0	$0
Ben Spalding	0	$0	0	$0
Deepak Yadav	0	$0	0	$0

Xtrackers High Beta High Yield Bond ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Bryan Richards	0	$0	0	$0
Brandon Matsui	0	$0	0	$0
Ben Spalding	0	$0	0	$0
Deepak Yadav	0	$0	0	$0

Xtrackers Low Beta High Yield Bond ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Bryan Richards	0	$0	0	$0
Brandon Matsui	0	$0	0	$0
Ben Spalding	0	$0	0	$0
Deepak Yadav	0	$0	0	$0

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Xtrackers USD High Yield Corporate Bond ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Bryan Richards	28	$2,643,112,759	0	$0
Brandon Matsui	5	$467,960,412	0	$0
Ben Spalding	5	$467,960,412	0	$0
Deepak Yadav	5	$467,960,412	0	$0

Xtrackers Short Duration High Yield Bond ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Bryan Richards	28	$2,643,112,759	0	$0
Brandon Matsui	5	$467,960,412	0	$0
Ben Spalding	5	$467,960,412	0	$0
Deepak Yadav	5	$467,960,412	0	$0

Xtrackers High Beta High Yield Bond ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Bryan Richards	28	$2,643,112,759	0	$0
Brandon Matsui	5	$467,960,412	0	$0
Ben Spalding	5	$467,960,412	0	$0
Deepak Yadav	5	$467,960,412	0	$0

Xtrackers Low Beta High Yield Bond ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Bryan Richards	28	$2,643,112,759	0	$0
Brandon Matsui	5	$467,960,412	0	$0
Ben Spalding	5	$467,960,412	0	$0
Deepak Yadav	5	$467,960,412	0	$0

Please Retain This Supplement for Future Reference

October 20, 2022

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